OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other current assets
Federal, provincial and other sales taxes receivable	$ 51,603,000	$ 63,553,000
Prepaid expenses	25,540,000	10,449,000
Meadowbank insurance receivable	8,765,000
Prepaid royalty	7,684,000	5,282,000
Employee loans receivable	5,567,000	4,498,000
Other	11,210,000	5,191,000
Government refundables for local community improvements		803,000
Other current assets, total	110,369,000	89,776,000
Schedule of Available-for-sale Securities
Proceeds from available-for-sale securities	9,400,000	36,600,000	41,000,000
Gain on sale and write-down of available-for-sale securities	4,907,000	19,487,000	10,142,000
Estimated fair value	145,411,000	99,109,000
Long-term ore in stockpile	64,392,000	27,409,000
Other assets
Deferred financing costs, less accumulated amortization	15,777,000	16,780,000
Accumulated amortization of non-current deferred financing costs	5,809,000	2,249,000
Prepaid royalty		8,777,000
Other	7,879,000	8,536,000
Other assets non-current	88,048,000	61,502,000
Pinos Altos mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	7,100,000	12,400,000
Kittila mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	8,000,000
Meadowbank mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	49,300,000
Goldex mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile		15,000,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	127,344,000	50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	16,408,000	48,151,000
Estimated fair value	143,752,000	99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	1,717,000
Unrealized gains (losses) in accumulated other comprehensive income	(58,000)
Estimated fair value	1,659,000
Pre-impairment fair value of investments	1,700,000
Total unrealized loss on the pre-impairment of investments	100,000
Duration of impairment for securities not considered other-than-temporarily impaired (in months)	6
Write down of certain available-for-sale securities	$ 8,600,000
Percentage of total fair value of investments in an unrealized loss position	1.10%